Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,982,850,283.31
Total Fee Amount	520,507.97
Total Offset Amount	0.00
Net Fee	$ 520,507.97
Offering Table N/A
Offset Table N/A	N/A